Commitments And Contingencies - Summary of Future Minimum Payments Under Non-Cancelable Operating Leases (Detail) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
For the years ending:
2021	¥ 8,949	$ 1,372
2022	9,712	1,488
2023	6,956	1,066
2024
2025
Total	¥ 25,617	$ 3,926